Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt Textual [Abstract]
Repayments of long-term debt	$ 27,000,000	$ 26,000,000	$ 1,018,000,000	$ 113,000,000	$ 108,000,000
Estimated fair value of our long-term debt including current maturities total	6,565,000,000		6,568,000,000	6,705,000,000
Carrying amount	5,500,000,000		5,525,000,000	5,638,000,000
Transition bond			118,000,000
Redemption price percentage			100.00%
Redemption premium			33,000,000
Issue of senior notes			900,000,000	300,000,000	475,000,000
Net proceeds from sale of notes			890,000,000
Interest payable, description			Notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest
Interest payable			100.00%
Fair value or cost of property additions certified to the Deed of Trust collateral agent			85.00%
Available bond credits			2,200,000,000
Future debt subject to property additions to the Deed of Trust			731,000,000
Loss related to the fair value of the hedge transaction in accumulated other comprehensive income				46,000,000
Loss related to the fair value of the hedge transaction in accumulated other comprehensive income after tax				29,000,000
Oncor | 6.375% Fixed Senior Notes due May 1, 2012
Long Term Debt Textual [Abstract]
Repayments of long-term debt			376,000,000
Percentage of interest			6.375%	6.375%
Oncor | 5.950% Fixed Senior Notes due September 1, 2013
Long Term Debt Textual [Abstract]
Repayments of long-term debt			524,000,000
Percentage of interest			5.95%	5.95%
Oncor | 4.100% Fixed Senior Notes due June 1, 2022
Long Term Debt Textual [Abstract]
Percentage of interest	4.10%		4.10%	4.10%
Issue of senior notes			400,000,000
Oncor | 5.300% Fixed Senior Notes due June 1, 2042
Long Term Debt Textual [Abstract]
Percentage of interest	5.30%		5.30%	5.30%
Issue of senior notes			500,000,000
Oncor | 4.550% Fixed Senior Notes due December 1, 2041
Long Term Debt Textual [Abstract]
Percentage of interest	4.55%		4.55%	4.55%
Issue of senior notes				300,000,000
Net proceeds from sale of notes			$ 297,000,000